SHARE CAPITAL - Authorized, Issued and Outstanding Shares (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2019 shares	Dec. 31, 2019 CAD ($) item $ / shares	Dec. 31, 2018 CAD ($) item $ / shares	Apr. 30, 2019 shares
SHARE CAPITAL
Consolidation ratio	2
Number of outstanding shares | shares	107,948,351			215,896,670
Shares issued in share-based compensation | $		$ 0.7	$ 0.6
Number of shares granted in share-based payment arrangement | item		125,205	168,335
Weighted average share price | $ / shares		$ 5.36	$ 3.30